Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Assets:
Cash and deposits with financial institutions	[1]	$ 90,312	$ 65,895
Trading assets		117,868	113,154
Securities purchased under resale agreements and securities borrowed		199,325	175,313
Derivative financial instruments		51,340	55,699
Customers' liability under acceptances	[2],[3]	18,628	19,494
Liabilities:
Deposits	[4]	952,333	916,181
Financial instruments designated at fair value through profit or loss		26,779	22,421
Acceptances		18,718	19,525
Obligations related to securities sold short		36,403	40,449
Derivative financial instruments		58,660	65,900
Obligations related to securities sold under repurchase agreements and securities lent		160,007	139,025
Subordinated debentures		9,693	8,469
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		90,312	65,895
Trading assets		117,868	113,154
Securities purchased under resale agreements and securities borrowed		199,325	175,313
Derivative financial instruments		51,340	55,699
Investment securities - FVOCI and FVTPL		86,253	86,398
Investment securities - Amortized cost		31,984	23,610
Loans		750,911	744,987
Customers' liability under acceptances		18,628	19,494
Other financial assets		26,677	27,394
Liabilities:
Deposits		952,333	916,181
Financial instruments designated at fair value through profit or loss		26,779	22,421
Acceptances		18,718	19,525
Obligations related to securities sold short		36,403	40,449
Derivative financial instruments		58,660	65,900
Obligations related to securities sold under repurchase agreements and securities lent		160,007	139,025
Subordinated debentures		9,693	8,469
Other financial liabilities		51,215	46,682
At fair value [member]
Assets:
Cash and deposits with financial institutions		90,312	65,895
Trading assets		117,868	113,154
Securities purchased under resale agreements and securities borrowed		199,325	175,313
Derivative financial instruments		51,340	55,699
Investment securities - FVOCI and FVTPL		86,253	86,398
Investment securities - Amortized cost		29,816	22,443
Loans		736,366	729,149
Customers' liability under acceptances		18,628	19,494
Other financial assets		26,677	27,394
Liabilities:
Deposits		942,112	904,033
Financial instruments designated at fair value through profit or loss		26,779	22,421
Acceptances		18,718	19,525
Obligations related to securities sold short		36,403	40,449
Derivative financial instruments		58,660	65,900
Obligations related to securities sold under repurchase agreements and securities lent		160,007	139,025
Subordinated debentures		9,358	8,038
Other financial liabilities		$ 49,276	$ 45,723

[1]	Net of allowances of $7 (2022 – $4).
[2]	0.6% of acceptances reside outside Canada (October 31, 2022 – 0.4%).
[3]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[4]	Deposits denominated in U.S. dollars amount to $320,088 (2022 – $326,041), deposits denominated in Chilean pesos amount to $20,200 (2022 – $18,740), deposits denominated in Mexican pesos amount to $38,127 (2022 – $29,269) and deposits denominated in other foreign currencies amount to $116,926 (2022 – $106,817).